Discontinued Operations	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Starz Business of Lions Gate Entertainment Corp
Discontinued Operations
2. Discontinued Operations
During fiscal years ended March 31, 2024 and 2023, the Starz Business announced its plan to restructure its LIONSGATE+ business, which initially included exiting the business in certain international territories and identifying additional cost-saving initiatives. This plan included a strategic review of content performance across Starz’s domestic and international platforms, resulting in certain programming being removed from those platforms and written down to fair value during fiscal year ended March 31, 2023. As a result of the continuing review of its international territories, the Starz Business made the strategic decision to shut down the LIONSGATE+ service in Europe (outside the United Kingdom), Latin America and the United Kingdom (“U.K.”). The Starz Business entered into agreements to transfer subscribers of the services in these territories to a third party and the shut downs were completed by May 2024. The management of operations in Canada was transferred to the Starz Networks segment and the continuing international operations in India are reported as International.

Net income (loss) from Starz’s discontinued operations consists of the following:

	Three Months Ended June 30,
	2024	2023
	(Amounts in millions)
Revenues	$2.5	$36.9
Expenses:
Direct operating	1.9	26.8
Distribution and marketing	—	10.7
General and administration	0.8	3.4
Depreciation and amortization	—	1.5
Restructuring and other (1)	(4.5)	25.7

Total expenses	(1.8)	68.1

Operating (loss) income	4.3	(31.2)
Interest expense	(0.2)	—
Interest and other income	0.1	0.1

Income (loss) from discontinued operations before income taxes	4.2	(31.1)
Income tax (provision) benefit	(1.1)	7.1

Net income (loss) from discontinued operations, net of income taxes	$3.1	$(24.0)

(1)
During the three months ended June 30, 2024 and 2023, the Starz Business recorded content impairment charges of $2.5 million and $27.9 million, respectively, related to its restructuring plan initiatives, including content impairment of programming in certain international territories associated with the restructuring of LIONSGATE+, and individual content charges pursuant to a strategic review of content performance across Starz’s international platforms resulting in certain programming being removed from those platforms and written down to fair value or removed and abandoned. These charges are included in “restructuring and other” in the table above. In the three months ended June 30, 2024 and 2023, restructuring and other also includes a benefit of $7.1 million and $3.8 million, respectively, associated with an arrangement to migrate subscribers in some of the exited territories to a third-party in connection with the international restructuring.

In accordance with the provisions of ASC
205-20,
the Starz Business has separately reported the assets and liabilities of the discontinued operations in the unaudited condensed combined balance sheet as of March 31, 2024. The assets and liabilities related to the disposed components of LIONSGATE+ have been reflected as discontinued operations in the unaudited condensed combined balance sheet as of March 31, 2024, and consist of the following:

March 31, 2024
(Amounts in millions)
ASSETS
Cash	$14.0
Accounts receivable, net	8.7
Due from LG Studios Business (Note 14)	10.0
Other current assets	0.1

Total current assets - discontinued operations	32.8
Programming content, net	4.2

Total assets - discontinued operations	$37.0

LIABILITIES
Accounts payable	$0.1
Content related payables	57.0
Other accrued liabilities	3.1
Residuals	6.0

Total current liabilities - discontinued operations	66.2
Other liabilities	24.0

Total liabilities - discontinued operations	$90.2

2. Discontinued Operations
During fiscal years ended
March
31, 2024 and 2023, the Starz Business announced its plan to restructure its LIONSGATE+ business, which initially included exiting the business in certain international territories and identifying additional cost-saving initiatives. This plan included a strategic review of content performance across Starz’s domestic and international platforms, resulting in certain programming being removed from those platforms and written down to fair value during fiscal year ended March 31, 2023. As a result of the continuing review of its international territories, the Starz Business made the strategic decision to shut down the LIONSGATE+ service in Europe (outside the United Kingdom), Latin America and the United Kingdom (“U.K.”). The Starz Business entered into agreements to transfer subscribers of the services in these territories to a third party and the shut downs were completed by May 2024. The management of operations in Canada was transferred to the Starz Networks segment and the continuing international operations in India are reported as International.

Net loss from Starz’s discontinued operations consists of the following:

	Year Ended March 31,
	2024	2023	2022
	(Amounts in millions)
Revenues	$184.0	$124.0	$85.5
Expenses:
Direct operating (1)	105.6	129.6	131.7
Distribution and marketing	28.3	73.7	94.9
General and administration	10.4	20.1	16.8
Depreciation and amortization	14.8	6.7	7.4
Restructuring and other (1)	160.0	316.1	—
Goodwill impairment (2)	—	213.3	—

Total expenses	319.1	759.5	250.8

Operating loss	(135.1)	(635.5)	(165.3)
Interest and other income	0.3	0.1	2.7

Loss from discontinued operations before income taxes	(134.8)	(635.4)	(162.6)
Income tax benefit	24.2	100.3	37.3

Net loss from discontinued operations, net of income taxes	$(110.6)	$(535.1)	$(125.3)

(1)
During the fiscal years ended March 31, 2024 and 2023, the Starz Business recorded content impairment charges of $160.8 million and $313.1 million, respectively, related to its restructuring plan initiatives, including content impairment of programming in certain international territories associated with the restructuring of LIONSGATE+, and individual content charges pursuant to a strategic review of content performance across Starz’s international platforms resulting in certain programming being removed from those platforms and written down to fair value or removed and abandoned. These charges are included in “restructuring and other” in the table above. During the fiscal year ended March 31, 2022, the Starz Business recorded content impairment changes of $3.9 million as a result of a strategic review of original programming on the platforms, which identified certain titles with limited viewership or strategic purpose which were removed from the LIONSGATE+ service and abandoned, and are included in “direct operating expense” in the table above. Restructuring and other costs in fiscal 2024 also include a benefit of $5.4 million associated with an arrangement to migrate subscribers in some of the exited territories to a third-party in connection with the international restructuring.

(2)
As described in Note 1,
Goodwill Impairment Assessment,
during the fiscal year ended March 31, 2023, the Starz Business performed a quantitative impairment assessment which resulted in $213.3 million impairment of goodwill related to the LIONSGATE+ reporting unit.

In accordance with the provisions of ASC
205-20,
the Starz Business has separately reported the assets and liabilities of the discontinued operations in the combined balance sheet. The assets and liabilities related to the disposed components of LIONSGATE+ have been reflected as discontinued operations in the combined balance sheets as of March 31, 2024 and 2023, and consist of the following:

	March 31, 2024	March 31, 2023
	(Amounts in millions)
ASSETS
Cash	$14.0	$9.6
Accounts receivable, net	8.7	30.4
Due from LG Studios Business (Note 17)	10.0	—
Other current assets	0.1	0.3

Total current assets - discontinued operations	32.8	40.3
Programming content, net	4.2	181.2
Property and equipment, net	—	10.4

Total assets - discontinued operations	$37.0	$231.9

LIABILITIES
Accounts payable	$0.1	$29.3
Content related payables	57.0	101.9
Other accrued liabilities	3.1	5.7
Residuals	6.0	3.9
Deferred revenue	—	0.4
Due to LG Studios Business (Note 17)	—	124.5

Total current liabilities - discontinued operations	66.2	265.7
Other liabilities	24.0	34.6

Total liabilities - discontinued operations	$90.2	$300.3